Interests in Subsidiaries (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Summary of Interests in Subsidiaries

The consolidated financial statements incorporate the assets, liabilities and results of the following subsidiaries in accordance with the accounting policy described in note 1:

	Principal place of business /	2019	2018	2017
Name	Country of incorporation	%	%	%
Benitec Australia Limited	Australia	100%	100%	100%
Benitec Biopharma Limited	United Kingdom	100%	100%	100%
Benitec, Inc.	USA	100%	100%	100%
Benitec LLC	USA	100%	100%	100%
RNAi Therapeutics, Inc.	USA	100%	100%	100%
Tacere Therapeutics, Inc.*	USA	100%	100%	100%

* Note Tacere year end is 31 December which was the year end date when the Company was acquired.